Prepayments and other receivables (Tables)	12 Months Ended
Jan. 31, 2018
Prepayments and other receivables [Abstract]
Prepayments and other receivables

	January 31, 2018	January 31, 2017
	£000	£000
Other receivables	3,600	342
Prepayments	6,498	685
Accrued income	1,036	—
	11,134	1,027